Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued expenses and other current liabilities
Salaries and welfare payable		¥ 128,325	¥ 75,033
Accrued advertising and other expenses		20,481	2,120
Accrued professional service fees		6,703	1,754
Security deposits		2,493	601
Advances from agents		2,293	407
Accrued rental and property management fees		1,556	1,794
Accrued staff reimbursements		4,396	2,484
Others		277	130
Total	$ 23,984	¥ 166,524	¥ 84,323